Business Combinations	12 Months Ended
May 31, 2014
Business Combinations [Abstract]
Business Combinations

NOTE 3: BUSINESS COMBINATIONS

On May 1, 2014, we expanded the international service offerings of FedEx Express by completing our acquisition of the businesses operated by our previous service provider Supaswift (Pty) Ltd. in seven countries in Southern Africa, for $36 million in cash from operations. A significant amount of the purchase price was allocated to goodwill, which was entirely attributed to our FedEx Express reporting unit. This acquisition gives us an established regional ground network and extensive knowledge of the Southern African region.

During 2013, we completed our acquisitions of Rapidão Cometa Logística e Transporte S.A., a Brazilian transportation and logistics company, for $398 million; TATEX, a French express transportation company, for $55 million; and Opek Sp. z o.o., a Polish domestic express package delivery company, for $54 million.

In 2012, we completed our acquisition of Servicios Nacionales Mupa, S.A. de C.V. (MultiPack), a Mexican domestic express package delivery company, for $128 million.

These acquisitions were completed using cash from operations. The financial results of these acquired businesses are included in the FedEx Express segment from the date of acquisition and were not material, individually or in the aggregate, to our results of operations and therefore, pro forma financial information has not been presented.